Katherine P. Feld        [logo] OppenheimerFunds
Vice President &              Oppenheimer Management Corporation
Associate Counsel             Two World Trade Center
                              New York, NY 10048-0203
                              212 323-0200    Fax 212 323-0558

                                     January 5, 1996


Securities and Exchange Commission
OFICS Filer Support
Mail Stop 0-7, SEC Operations Center
6432 General Green Way
Alexandria, VA  22312

          Re:  Oppenheimer Quest Value Fund, Inc.
               Reg. No. 2-65223; File No. 811-2944

To the Securities and Exchange Commission:

          An electronic ("EDGAR") filing is hereby made on behalf of Oppenheimer Quest Value Fund, Inc. (the "Registrant") pursuant to Rule 497(e) of the Securities Act of 1933, as amended. Such filing includes a supplement dated January 5, 1996, to the Registrant's Prospectus dated November 24, 1995.

                                     Very truly yours,

                                     /s/ Katherine P. Feld

                                     Katherine P. Feld
                                     Vice President &
                                     Associate Counsel
                                     (212) 323-0552

KPF/gl
Enclosure

cc:  Gordon Altman Butowsky Weitzen Shalov & Wein
   KPMG Peat Marwick LLP
   Ms. Gloria LaFond
   Ms. Grace Loffredo


prosp/225cov.497